Other Income and Expenses Recognized in Statement of Profit and Loss - Summary of Depreciation and Amortization (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of income statement [line items]
Depreciation and amortization expenses	$ 64,855	¥ 433,885	¥ 444,181	¥ 478,160
Cost of sales [member]
Disclosure of income statement [line items]
Depreciation and amortization expenses	46,751	312,769	307,102	322,289
Research and development expenses [Member]
Disclosure of income statement [line items]
Depreciation and amortization expenses	3,999	26,751	48,291	56,812
Selling general and administrative expenses [member]
Disclosure of income statement [line items]
Depreciation and amortization expenses	$ 14,105	¥ 94,365	¥ 88,788	¥ 99,059